Related parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Salaries, wages and benefits	€ 1,735	€ 1,464	€ 1,245
Share-based payments	2,386	2,501	2,018
Supervisory Board’s fees	225	225	375
Total compensation to related parties	€ 4,346	€ 4,190	€ 3,638